Stockholders' Equity (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011	Mar. 31, 2010
Stock options
Stock option activity, Shares
Outstanding at beginning of period (in shares)	606,922
Granted (in shares)	135,661
Exercised (in shares)	(107,944)
Forfeited/expired (in shares)	(216,517)
Outstanding at end of period (in shares)	418,122	606,922
Options exercisable at end of period (in shares)	282,461
Stock option activity, Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 62.85
Granted (in dollars per share)	$ 56.79
Exercised (in dollars per share)	$ 52.88
Forfeited/expired (in dollars per share)	$ 65.64
Outstanding at end of period (in dollars per share)	$ 62.02	$ 62.85
Options exercisable at end of period (in dollars per share)	$ 64.53
Weighted Average Remaining Contractual Term
Options outstanding, Weighted Average Remaining Contractual Life (in years)	2.7
Options exercisable, Weighted Average Remaining Contractual Life (in years)	0.7
Share-based compensation, additional disclosures
Total intrinsic value of options exercised	$ 1,278	$ 5,064	$ 6,275
Total cash received from options exercised	5,709	13,819	8,381
Performance share award, TSR award, and restricted stock award
Share-based compensation, additional disclosures
Total unrecognized compensation cost related to nonvested stock-based compensation awards	$ 38,972
Nonvested stock-based compensation expected to be realized over a weighted average period (in years)	1.9
Performance share award, TSR award, and restricted stock award activity, Shares
Nonvested at the beginning of the period (in shares)	854,523
Granted (in shares)	347,287
Canceled/forfeited (in shares)	(161,307)
Vested (in shares)	(64,263)
Nonvested at the end of the period (in shares)	976,240
Performance share award, TSR award, and restricted stock award activity, Weighted Average Exercise Price
Nonvested at beginning of the period, Weighted average grant date fair value (in dollars per share)	$ 78.85
Granted, Weighted average grant date fair value (in dollars per share)	$ 60.63
Canceled/forfeited, Weighted average grant date fair value (in dollars per share)	$ 61.79
Vested, Weighted average grant date fair value (in dollars per share)	$ 69.51
Nonvested at end of the period, Weighted average grant date fair value (in dollars per share)	$ 67.08